STATEMENT OF BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 234,792	$ 18,879	$ 15,595
Prepaid expenses and other current assets	3,269	1,345
Total current assets	238,061	20,224	15,595
Property and equipment, net	1,620	1,647	811
Total assets	239,681	21,871	16,406
Current liabilities:
Capital lease obligation		258
Accounts payable	5,074	1,974	1,362
Accrued expenses and other current liabilities	6,285	2,603	1,085
Total current liabilities	11,359	4,835	2,447
Other liabilities	15	5	57
Total liabilities	11,374	4,840	2,504
Total convertible preferred stock		66,443	36,595
Commitments
Stockholders' equity (deficit):
Additional paid-in capital	316,479	1,085	234
Accumulated deficit	(88,176)	(50,497)	(22,927)
Total stockholders' equity (deficit)	228,307	(49,412)	(22,693)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	239,681	21,871	16,406
Series A Convertible Preferred Stock
Current liabilities:
Total convertible preferred stock		36,595	$ 36,595
Series B Convertible Preferred Stock
Current liabilities:
Total convertible preferred stock		$ 29,848
Voting Common Stock
Stockholders' equity (deficit):
Common stock	3
Total stockholders' equity (deficit)	3
Non-voting Common Stock
Stockholders' equity (deficit):
Common stock	1
Total stockholders' equity (deficit)	$ 1